Share-based payment (Details) - Schedule of expense recognized in financial statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based payment (Details) - Schedule of expense recognized in financial statements [Line Items]
Total share-based compensation	$ 977	$ 1,163	$ 948
Cost of revenues [Member]
Share-based payment (Details) - Schedule of expense recognized in financial statements [Line Items]
Total share-based compensation	244	364	401
Research and development [Member]
Share-based payment (Details) - Schedule of expense recognized in financial statements [Line Items]
Total share-based compensation	184	254	224
Selling and marketing [Member]
Share-based payment (Details) - Schedule of expense recognized in financial statements [Line Items]
Total share-based compensation	39	63	51
General and administrative [Member]
Share-based payment (Details) - Schedule of expense recognized in financial statements [Line Items]
Total share-based compensation	$ 510	$ 482	$ 272